SUPPLEMENT DATED OCTOBER 26, 2009
TO
PROSPECTUS DATED MAY 1, 2003

WEALTHQUEST VARIABLE ANNUITY II
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

Portfolio Name and Share Class Changes

Effective September 23, 2009, the Alger American Fund Board changed the name of the Fund from “The Alger American Fund” to “The Alger Portfolios”, and changed all the names of the portfolios of the Fund by removing the name “American”. Anywhere “The Alger American Fund” name appears in the prospectus, delete it and replace with “The Alger Portfolios”. The Alger American Fund Board also reclassified “O shares” as “Class I-2 shares”. Anywhere “Class O shares” appears in the prospectus with regard to the Alger American Fund, delete “Class O” and replace with “Class I-2”.

In the prospectus, change the portfolio names as follows:

Portfolio Name Changes:

•	Anywhere “Alger American SmallCap Growth Portfolio” appears in the prospectus, delete it and replace with “Alger Small Cap Growth Porfolio”

•	Anywhere “Alger American MidCap Growth Portfolio” appears in the prospectus, delete it and replace with “Alger Mid Cap Growth Portfolio”

•	Anywhere “Alger American Capital Appreciation Portfolio” appears in the prospectus, delete it and replace with “Alger Capital Appreciation Portfolio”

•	Anywhere “Alger American LargeCap Growth Portfolio” appears in the prospectus, delete it and replace with “Alger Large Cap Growth Portfolio”

•	Anywhere “Alger American Income & Growth Portfolio” appears in the prospectus, delete it and replace with “Alger Growth & Income Portfolio”

•	Anywhere “Alger American Balanced Portfolio” appears in the prospectus, delete it and replace with “Alger Balanced Portfolio”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE